Stock-Based Compensation	12 Months Ended
Jan. 02, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
STOCK-BASED COMPENSATION

Stock-based Compensation Plans
As of January 2, 2016, the Company had 8.9 million shares of common stock available for stock option grants under its stock-based compensation plans. The Company has the ability to grant a portion of the available shares in the form of restricted stock awards or units. Specifically, in lieu of granting up to 7.5 million stock options under these plans, the Company may grant up to 3.3 million restricted stock awards or units (for certain grants of restricted stock units or awards, the number of shares available are reduced by 2.25 shares). Additionally, in lieu of granting up to 0.1 million stock options under these plans, the Company may grant up to 0.1 million restricted stock awards (for certain grants of restricted stock awards, the number of shares available are reduced by one share). The remaining 1.3 million shares of common stock are available only for stock option grants. As of January 2, 2016, total unrecognized stock-based compensation expense was $193 million, adjusted for estimated forfeitures, which is expected to be recognized over a weighted average period of approximately 2.4 years and will be adjusted for any future changes in estimated forfeitures.
As of January 2, 2016, the Company had 4.6 million shares of common stock available for future purchases under the Employee Stock Purchase Plan (ESPP). Employees purchased 0.5 shares in fiscal year 2015, 0.6 million shares in fiscal year 2014 and 0.9 million shares in fiscal year 2013.
The Company's total stock-based compensation expense for fiscal years 2015, 2014 and 2013 by income statement line item was as follows (in millions):

	2015	2014	2013
Cost of sales	$6	$6	$5
Selling, general and administrative expense	137	49	45
Research and development expense	17	16	15
Stock-based compensation expense	$160	$71	$65

Weighted Average Fair Values and Black-Scholes Valuation Assumptions

The following table provides the weighted average grant date fair values of the Company's restricted stock awards, restricted stock units and ESPP purchase rights during fiscal years 2015, 2014 and 2013, excluding Thoratec-related awards:

	2015	2014	2013
Weighted average grant date fair values:
Restricted stock awards	$71.77	$63.48	$42.26
Restricted stock units	$61.79	$69.08	$59.04
ESPP purchase rights	$16.91	$15.46	$13.06

The following table includes the weighted average grant date fair value of stock options granted to employees during fiscal years 2015, 2014 and 2013 and the related weighted average assumptions used in the Black-Scholes model:

	2015	2014	2013
Fair value of options granted	$12.54	$14.56	$13.83
Assumptions:
Expected term (years)	5.4	5.4	5.4
Risk-free interest rate	1.7%	1.7%	1.6%
Volatility	24.7%	24.9%	28.6%
Dividend yield	1.8%	1.6%	1.8%

Stock-based Compensation Activity

The following table summarizes stock option activity under all stock-based compensation plans during the fiscal year ended January 2, 2016:

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	(shares in millions)	Price	Term (in years)	(in millions)
Outstanding as of January 3, 2015	17.7	$44.70
Granted	2.7	61.76
Exercised	(3.1)	39.06
Forfeited and expired	(0.5)	53.75
Outstanding as of January 2, 2016	16.8	$48.22	4.9	$247
Vested and expected to vest	16.1	$47.59	4.8	$245
Exercisable as of January 2, 2016	10.3	$40.76	3.6	$221

The aggregate intrinsic value of options outstanding and options exercisable is based on the Company's closing stock price on the last trading day of the fiscal year for in-the-money options. The aggregate intrinsic value represents the cumulative difference between the fair market value of the underlying common stock and the option exercise prices. The total intrinsic value of options exercised during fiscal years 2015, 2014 and 2013 was $94 million, $88 million and $125 million, respectively.
The following table summarizes activity for restricted stock awards and restricted stock units under all stock-based compensation plans during the fiscal year ended January 2, 2016, excluding the Company's Thoratec-related awards:

	Restricted Stock	Weighted Average
	Units and Awards	Grant Date
	(shares in millions)	Fair Value
Unvested balance as of January 3, 2015	1.5	$56.36
Granted	0.6	62.10
Vested	(0.5)	51.56
Forfeited	(0.1)	57.30
Unvested balance as of January 2, 2016	1.5	$60.65

The total aggregate grant date fair value of restricted stock awards and restricted stock units vested during fiscal years 2015, 2014 and 2013 was $30 million, $26 million and $18 million, respectively, excluding Thoratec-related awards.
Thoratec-related Awards

During 2015, certain Thoratec equity awards were accelerated upon the completion of the acquisition and settled in cash (“accelerated equity awards”). All other unvested Thoratec equity awards that were outstanding immediately prior to completion of the acquisition were converted into St. Jude Medical, Inc. restricted stock awards or restricted stock units in a manner designed to preserve the intrinsic value of such awards at the acquisition date (“replacement equity awards”).

The values of the accelerated equity awards and replacement equity awards were allocated between the total purchase consideration for Thoratec (see Note 2) and the future requisite service period ranging up to four years based on the ratio of the pre-acquisition service period to the greater of the total service period of the replacement equity award or the original service period of the Thoratec award. The accelerated equity awards and replacement equity awards resulted in $88 million of incremental stock-based compensation expense from the date of the acquisition through January 2, 2016, and are included in selling, general and administrative expense.
On October 8, 2015, 1.2 million shares of replacement equity awards were granted at a weighted average grant date fair value of $63.19. Of these awards, 0.1 million shares vested during 2015 at an aggregate exchange date fair value of $5 million. Approximately 1.1 million shares remain outstanding and unvested as of January 2, 2016.